Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions		Total		BKFS Spinoff	FNFV Spinoff	Equity securities FNF Group Common Stock	Equity securities FNFV Group Common Stock	Additional Paid-In Capital	Retained Earnings	Retained Earnings BKFS Spinoff	Retained Earnings FNFV Spinoff	Accumulated Other Comprehensive Earnings (Loss)	Accumulated Other Comprehensive Earnings (Loss) FNFV Spinoff	Treasury Stock	Treasury Stock FNFV Spinoff	Non-controlling Interests	Non-controlling Interests BKFS Spinoff	Non-controlling Interests FNFV Spinoff
Beginning balance (in shares) at Dec. 31, 2014						279	93							0
Beginning balance at Dec. 31, 2014		$ 6,073				$ 0	$ 0	$ 4,855	$ 1,150			$ 2		$ (13)		$ 79
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Gain on Black Knight IPO		(43)						53								(96)
Proceeds Black Knight IPO		475														475
Exercise of stock options (in shares)						2
Exercise of stock options		26						26
Purchase of additional interest in consolidated subsidiaries		(6)						(6)
Tax benefit associated with the exercise of stock-based compensation		21						21
Issuance of restricted stock (shares)						1
Equity offering costs		(1)						(1)
Other comprehensive earnings — unrealized (loss) on investments and other financial instruments		(38)										(38)
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		(27)	[1]									(27)
Other comprehensive earnings — unrealized losses on foreign currency translation		(8)										(8)
Other comprehensive earnings — minimum pension liability adjustment		2										2
Reclassification adjustments	[2]	0
Stock-based compensation		(3)						38								(41)
Shares withheld for taxes and in treasury		(14)												$ (14)
Purchases of treasury stock (in shares)														27
Purchases of treasury stock		(505)												$ (505)
Contributions to noncontrolling interests		(1)														(1)
Sale of noncontrolling interest		(27)														(27)
Reclassification of redeemable NCI resulting from IPO/share conversion		430														430
Retirement of treasury shares (in shares)							(12)							(12)
Retirement of treasury shares								(186)						$ 186
Dilution of ownership in affiliates		(5)						(5)
Spinoff transaction		(94)							(81)							(13)
Dividends declared		(222)							(222)
Subsidiary dividends paid to noncontrolling interests		(6)														(6)
Net earnings		561							527							34
Ending balance at Dec. 31, 2015		6,588				$ 0	$ 0	4,795	1,374			(69)		$ (346)		834
Ending balance (in shares) at Dec. 31, 2015						282	81							15
Beginning balance at Dec. 31, 2014		715
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock-based compensation		59
Reclassification of redeemable NCI resulting from IPO/share conversion		(430)
Ending balance at Dec. 31, 2015		344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)						2
Exercise of stock options		19						19
Issuance of restricted stock (shares)						1
Other comprehensive earnings — unrealized (loss) on investments and other financial instruments		37										38				(1)
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		10	[1]									10
Other comprehensive earnings — unrealized losses on foreign currency translation		2										2
Other comprehensive earnings — minimum pension liability adjustment		6										6
Reclassification adjustments	[2]	0
Stock-based compensation		58						36								22
Shares withheld for taxes and in treasury		(9)												$ (9)
Purchases of treasury stock (in shares)														12
Purchases of treasury stock		(268)												$ (268)
Debt conversions settled in cash		(2)						(2)
Acquisitions of noncontrolling interests		14														14
Dividends declared		(240)
Subsidiary dividends paid to noncontrolling interests		(9)														(9)
Net earnings		692							650							42
Ending balance at Dec. 31, 2016		6,898				$ 0	$ 0	4,848	1,784			(13)		$ (623)		902
Ending balance (in shares) at Dec. 31, 2016						285	81							27
Ending balance at Dec. 31, 2016		344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)						0
Exercise of stock options		2						2
Other comprehensive earnings — unrealized (loss) on investments and other financial instruments		18										19				(1)
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		7	[3]									7
Other comprehensive earnings — unrealized losses on foreign currency translation		1	[4]									1
Reclassification adjustments		(3)	[5]									(3)
Stock-based compensation		10						9								1
Acquisitions of noncontrolling interests		2														2
Dividends declared		(68)							(68)
Subsidiary dividends paid to noncontrolling interests		(2)														(2)
Net earnings		81							72							9
Ending balance at Mar. 31, 2017		6,890				$ 0	$ 0	4,803	1,788			11		$ (623)		911
Ending balance (in shares) at Mar. 31, 2017						285	81							27
Ending balance at Mar. 31, 2017		344
Beginning balance (in shares) at Dec. 31, 2016						285	81							27
Beginning balance at Dec. 31, 2016		6,898				$ 0	$ 0	4,848	1,784			(13)		$ (623)		902
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)						2
Exercise of stock options		31						31
Purchase of additional interest in consolidated subsidiaries		(2)						(1)								(1)
Issuance of restricted stock (shares)						1
Other comprehensive earnings — unrealized (loss) on investments and other financial instruments		27										25				2
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		12	[1]									12
Other comprehensive earnings — unrealized losses on foreign currency translation		6										6
Other comprehensive earnings — minimum pension liability adjustment		9										9
Reclassification adjustments		3	[2]									3
Stock-based compensation		44						33								11
Shares withheld for taxes and in treasury (in shares)														1
Shares withheld for taxes and in treasury		(18)												$ (18)
Purchases of treasury stock (in shares)														1
Purchases of treasury stock		(23)												$ (23)
Sale of noncontrolling interest		(6)														(6)
Debt conversions settled in cash		(324)						(324)
Acquisitions of noncontrolling interests		44														44
Black Knight repurchases of BKFS stock		(47)														(47)
Spinoff transaction				$ (1,624)	$ (1,069)					$ (823)	$ (1,236)		$ 69		$ 196		$ (801)	$ (98)
Distribution of FNFV to Cannae Holdings (in shares)							(81)								(16)
Dividends declared		(279)
Subsidiary dividends paid to noncontrolling interests		(9)														(9)
Net earnings		794							771							23
Ending balance at Dec. 31, 2017		4,467				$ 0	$ 0	4,587	217			111		$ (468)		20
Ending balance (in shares) at Dec. 31, 2017						288	0							13
Beginning balance at Dec. 31, 2016		344
Ending balance at Dec. 31, 2017		344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)						0
Exercise of stock options		3						3
Other comprehensive earnings — unrealized (loss) on investments and other financial instruments		(9)										(9)				0
Other comprehensive earnings — unrealized gain on investments in unconsolidated affiliates		3	[3]									3
Other comprehensive earnings — unrealized losses on foreign currency translation		(1)	[4]									(1)
Reclassification adjustments		(2)	[5]									(2)
Stock-based compensation		7						7								0
Debt conversions settled in cash		(24)						(24)
Acquisitions of noncontrolling interests		2														2
Dividends declared		(82)							(82)
Subsidiary dividends paid to noncontrolling interests		(2)														(2)
Net earnings		98							97							1
Ending balance at Mar. 31, 2018		4,479				$ 0	$ 0	$ 4,573	$ 360			$ (7)		$ (468)		$ 21
Ending balance (in shares) at Mar. 31, 2018						288	0							13
Ending balance at Mar. 31, 2018		$ 344

[1]	Net of income tax expense (benefit) of $7 million, $6 million, and $(17) million for the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Net of income tax expense of $2 million for the year ended December 31, 2017.
[3]	Net of income tax expense of $1 million and $4 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[4]	Net of income tax (benefit) expense of less than $(1) million and $1 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[5]	Net of income tax expense of $1 million and $2 million for the three-month periods ended March 31, 2018 and 2017, respectively.